Financial Highlights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Highlights [Line Items]
Units (in shares)	1,713,035	1,834,551
Net Assets	$ 9,721,949	$ 9,497,031	$ 9,036,785	$ 8,485,201
Company Net Assets
Financial Highlights [Line Items]
Net Assets	$ 2,726,000	$ 2,324,000	$ 1,853,000	$ 1,606,000	$ 1,619,000
Units
Financial Highlights [Line Items]
Units (in shares)	1,713,000	1,835,000	1,920,000	1,999,000	2,070,000
Units | Minimum
Financial Highlights [Line Items]
Unit Value (dollars per share)	$ 3.30531	$ 3.19050	$ 3.07375	$ 2.85193	$ 2.69505
Units | Maximum
Financial Highlights [Line Items]
Unit Value (dollars per share)	$ 4.36813	$ 4.17877	$ 3.99015	$ 3.66932	$ 3.43650
Net Assets
Financial Highlights [Line Items]
Net Assets	$ 6,996,000	$ 7,173,000	$ 7,184,000	$ 6,880,000	$ 6,692,000
Investment Income Ratio
Financial Highlights [Line Items]
Investment Income Ratio	3.10%	3.51%	3.16%	3.68%	5.04%
Expense Ratio | Minimum
Financial Highlights [Line Items]
Expense Ratio	0.35%	0.35%	0.35%	0.35%	0.35%
Expense Ratio | Maximum
Financial Highlights [Line Items]
Expense Ratio	1.25%	1.25%	1.25%	1.25%	1.25%
Total Return | Minimum
Financial Highlights [Line Items]
Total Return	3.60%	3.80%	7.78%	5.82%	8.19%
Total Return | Maximum
Financial Highlights [Line Items]
Total Return	4.53%	4.73%	8.74%	6.77%	9.17%